Inventories - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Inventories recognised as expense	₩ 3,938,842	₩ 3,905,630	₩ 3,926,199
Valuation loss and reversal of valuation loss	₩ 11,214	₩ 30,857	₩ 55,288